Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Cash, Cash Equivalents and Restricted Cash
The following table presents the Company’s cash, cash equivalents and restricted cash by category in the Company’s Consolidated Balance Sheets (in thousands):

	As of December 31,
	2021	2020
Cash and cash equivalents	$126,526	$65,265
Restricted cash	103	205

Cash, cash equivalents, and restricted cash	$126,629	$65,470

Summary of Allowance for Expected Credit Losses	The change in the Company’s allowance for expected credit losses is as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Allowance for expected credit losses, beginning of period	$3,287	$1,912	$3,379
Credit loss expense	8,316	3,280	1,407
Write-offs and adjustments	(7,056)	(1,905)	(2,874)

Allowance for expected credit losses, end of period	$4,547	$3,287	$1,912

Schedule of Composition of Property and Equipment between North America and Locations Outside of North America	The composition of the Company’s property and equipment between North America and locations outside of North America is set forth below (in thousands):

	Year Ended December 31,
	2021	2020
North America	$10,205	$16,976
Outside North America	5,129	4,739

Total	$15,334	$21,715